Equity Method Investments	12 Months Ended
Dec. 31, 2024
Equity Method Investments [Abstract]
Equity Method Investments
8.	Equity Method Investments:

On July 31, 2024, the Company agreed to make an investment in a Norwegian limited liability company, RGI, which participates under a newbuilding contract in the construction of an Energy Construction Vessel (“ECV”), with expected delivery date in May 2027. The Company’s interest in this investment in RGI will be between 46.4% and 49.8% of the total investment, with other non-related parties holding the remaining interests in the investment. RGI’s investment in the ECV is 45%. As a result of entering this transaction, the Company committed an aggregate amount of €7,800 (or $8,107 based on the Euro/U.S. dollar exchange rate of €1.0000: $1.0393 as of December 31, 2024), due in five installments over a period of 33 months, matching the stages of the ECV’s building process. The first installment amounting to $2,464 was paid on August 7, 2024, and the second installment amounting to $1,251 was paid on October 31, 2024. In assessing the accounting treatment for this transaction, the Company evaluated ASC 810 “Consolidation” and concluded that RGI is a VIE and that the Company does not individually have the power to direct the activities of the VIE that most significantly affect its performance. As of December 31, 2024, the noncontrolling interest of 49% into RGI was accounted for under the equity method due to the Company’s significant influence over RGI.

As of December 31, 2024, the investment in RGI amounted to $3,588 and is presented in “Equity method investment” in the accompanying consolidated balance sheet. The investment figure includes certain capitalized expenses as well a translation adjustment reserve. For the year ended December 31, 2024, the loss for this investment amounted to $142 and is presented in “Loss on equity method investment” in the accompanying consolidated statement of operations. The Company’s maximum exposure to a loss as a result of its investment in RGI, is limited to its committed amount in this investment.